Prepaid expenses and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Prepaid expenses and other receivables
Prepayments and other receivables	$ 231	$ 318
Collateral held as security	$ 0